SHAREHOLDERS’ EQUITY - Schedule of Common Shares Issued and Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Vested shares (in shares)	41,986,251	44,117,721
Vested shares issued at par value	$ 420	$ 441
Issuance of common shares under share-based compensation plan, par value (in Dollars per share)	$ 0.01	$ 0.01
Issuance of common shares under share-based compensation plan, par value (in shares)	855,965	991,215
Issuance of common shares under share-based compensation plan at par value	$ 8	$ 10
Common shares, shares outstanding (in shares)	42,842,216	45,108,936
Common shares, shares issued (in shares)	42,842,216	45,108,936
Common shares outstanding at par value	$ 428	$ 451
Common shares issued at par value	$ 428	$ 451